Financial Risk Management - Summary of Details of Amounts Presented in Different Currency (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statements [Line Items]
Cash and cash equivalents	R$ 102,569	R$ 83,449	R$ 3,896	R$ 11,713
Accounts receivable	44,316	47,978
Current assets	1,527,203	156,179
Non-current assets	119,802	172,345
Trade payables	831	1,039
Leases	22,304	19,828
Labor and social security obligations	106,299	40,724
Current liabilities	163,873	210,264
Leases	63,240	86,371
Non-current liabilities	68,256	99,024
Foreign exchange risk [member]
Statements [Line Items]
Cash and cash equivalents	20,990	11,676
Accounts receivable	9,477	3,151
Other receivables	15,411	1,206
Current assets	45,878	16,033
Leases, property and equipment	3,216	4,049
Non-current assets	3,216	4,049
Trade payables	2,011	9
Deferred revenue	0	0
Leases	0	1,008
Labor and social security obligations	9,521	7,527
Current liabilities	11,532	8,544
Payables to related parties	282	0
Leases	3,104	2,712
Non-current liabilities	3,386	2,712
Net Equity	R$ 34,176	R$ 8,826